Nature of Business (Details Narrative) - USD ($)		12 Months Ended
	Nov. 24, 2020	Dec. 31, 2021	Jan. 02, 2021	Dec. 31, 2020	Jan. 02, 2020
Subsidiary, Sale of Stock [Line Items]
Shares issued		1,000	1,000	1,000	1,000
Shares outstanding		1,000	1,000	1,000	1,000
Sale of stock, amount	$ 500,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, amount		$ 500,000,000
Variable Denomination Floating Rate [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, amount		$ 500,000,000